Income Taxes - Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 236	$ 268
Long-term deferred tax liabilities	(323)	(293)
Net deferred tax liabilities	$ (87)	$ (25)